Borrowings - Details of Borrowings with Original Maturity over One Year (Parenthetical) (Detail)	Dec. 31, 2018	Dec. 31, 2017
Floating interest rates 90%, 95%, 100% of benchmark interest rate (stipulated by PBOC) as at December 31, 2018, with maturities through 2033 [member] | RMB [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Percentage of benchmark interest rate	90.00%	90.00%
Floating interest rates 90%, 95%, 100% of benchmark interest rate (stipulated by PBOC) as at December 31, 2018, with maturities through 2033 [member] | RMB [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Percentage of benchmark interest rate	100.00%	100.00%
Floating interest rates 90%, 95%, 100% of benchmark interest rate (stipulated by PBOC) as at December 31, 2018, with maturities through 2033 [member] | RMB [member] | Middle Range [member]
Disclosure of detailed information about borrowings [line items]
Percentage of benchmark interest rate	95.00%	95.00%
Fixed interest rate at 1.20% per annum as at December 31, 2018, with maturities through 2027 [member] | RMB [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.20%	1.20%
Corporate bond - fixed bond rate at 2.97%-3.92% [member] | RMB [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.97%	2.97%
Corporate bond - fixed bond rate at 2.97%-3.92% [member] | RMB [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.92%	3.92%
Medium-term notes- fixed interest rate at 2.97%-3.38% [member] | RMB [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.97%	2.97%
Medium-term notes- fixed interest rate at 2.97%-3.38% [member] | RMB [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.38%	3.38%
Floating interest rates at three-month LIBOR 3.30% per annum as at December 31, 2017, with maturities through 2019 [member] | USD [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis		Three-month LIBOR + 3.30%
Floating interest rates at three-month LIBOR 3.30% per annum as at December 31, 2017, with maturities through 2019 [member] | USD [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis adjustment	3.30%	3.30%
Floating interest rates at three-month LIBOR 2.1% per annum as at December 31, 2017, with maturities through 2018 [member] | USD [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	Three-month LIBOR + 2.1%	Three-month LIBOR + 2.1%
Borrowings interest rate basis adjustment	2.10%	2.10%
Fixed interest rate at 3.32% per annum as at December 31, 2018, with maturities through 2020 [member] | USD [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.32%	3.32%